Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.43%
Basic Materials — 7.65%
Beacon Roofing Supply †	11,481	$ 628,240
Boise Cascade	8,757	520,691
Huntsman	36,507	895,882
Kaiser Aluminum	5,963	365,830
Minerals Technologies	12,253	605,421
Reliance Steel & Aluminum	7,226	1,260,287
Westrock	12,518	386,681
Worthington Industries	13,080	498,871
		5,161,903
Business Services — 5.18%
ABM Industries	10,800	412,884
Aramark	21,196	661,315
ASGN †	7,501	677,865
Casella Waste Systems Class A †	4,321	330,081
Clean Harbors †	4,468	491,391
WillScot Mobile Mini Holdings †	22,908	923,880
		3,497,416
Capital Goods — 11.32%
Ameresco Class A †	5,063	336,588
Barnes Group	4,551	131,433
Carlisle	2,123	595,310
Federal Signal	8,084	301,695
Gates Industrial †	17,364	169,473
Generac Holdings †	1,209	215,371
Graco	6,737	403,883
Jacobs Solutions	5,666	614,704
Kadant	1,747	291,417
KBR	11,060	478,013
Lincoln Electric Holdings	4,161	523,121
MasTec †	6,423	407,861
Oshkosh	5,789	406,909
Quanta Services	8,333	1,061,541
Regal Rexnord	2,786	391,043
Tetra Tech	2,757	354,357
WESCO International †	5,110	610,032
Zurn Elkay Water Solutions	14,228	348,586
		7,641,337
Communications Services — 0.92%
Switch Class A	18,391	619,593
		619,593
Consumer Discretionary — 5.56%
American Eagle Outfitters	9,931	96,629
BJ's Wholesale Club Holdings †	7,532	548,405
Dick's Sporting Goods	8,303	868,826
Five Below †	6,252	860,713
Malibu Boats Class A †	9,790	469,822
Steven Madden	21,786	581,033
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Tractor Supply	1,780	$ 330,866
		3,756,294
Consumer Services — 2.09%
Brinker International †	8,985	224,445
Jack in the Box	3,579	265,097
Texas Roadhouse	5,589	487,696
Wendy's	23,187	433,365
		1,410,603
Consumer Staples — 2.82%
Casey's General Stores	4,439	898,986
Helen of Troy †	1,688	162,791
J & J Snack Foods	3,657	473,472
YETI Holdings †	12,976	370,075
		1,905,324
Credit Cyclicals — 2.73%
BorgWarner	13,084	410,838
Dana	17,989	205,614
KB Home	8,506	220,476
La-Z-Boy	11,490	259,329
Taylor Morrison Home †	11,978	279,327
Toll Brothers	11,178	469,476
		1,845,060
Energy — 5.91%
Chesapeake Energy	13,224	1,245,833
Diamondback Energy	12,320	1,484,067
Liberty Energy Class A †	99,532	1,262,066
		3,991,966
Financial Services — 15.39%
Axis Capital Holdings	14,302	702,943
Comerica	8,069	573,706
East West Bancorp	14,265	957,752
Essent Group	14,277	497,839
Hamilton Lane Class A	5,236	312,118
Kemper	11,567	477,254
NMI Holdings Class A †	17,302	352,442
Primerica	6,875	848,719
Raymond James Financial	6,049	597,762
Reinsurance Group of America	6,744	848,463
SouthState	7,791	616,424
Stifel Financial	13,257	688,171
Umpqua Holdings	36,104	617,017
Valley National Bancorp	41,800	451,440
Webster Financial	17,439	788,243
Western Alliance Bancorp	8,364	549,849
WSFS Financial	11,026	512,268
		10,392,410
NQ-FL4 [9/22] 11/22 (2605512)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 12.82%
Amicus Therapeutics †	26,788	$ 279,667
Azenta	7,102	304,392
Bio-Techne	1,857	527,388
Blueprint Medicines †	6,959	458,528
Catalent †	9,134	660,936
Encompass Health	10,190	460,894
Exact Sciences †	5,642	183,309
Halozyme Therapeutics †	15,017	593,772
ICON †	2,627	482,790
Insmed †	13,368	287,947
Inspire Medical Systems †	2,860	507,278
Ligand Pharmaceuticals †	4,718	406,267
Natera †	6,589	288,730
Neurocrine Biosciences †	6,656	706,934
QuidelOrtho †	3,774	269,765
Repligen †	3,625	678,274
Shockwave Medical †	2,962	823,643
Supernus Pharmaceuticals †	13,055	441,912
Ultragenyx Pharmaceutical †	7,008	290,201
		8,652,627
Media — 1.64%
IMAX †	16,381	231,300
Interpublic Group of Companies	20,028	512,717
Nexstar Media Group	2,164	361,063
		1,105,080
Real Estate Investment Trusts — 6.37%
Brixmor Property Group	31,884	588,897
Camden Property Trust	5,509	658,050
DiamondRock Hospitality	27,998	210,265
First Industrial Realty Trust	14,092	631,463
Kite Realty Group Trust	29,344	505,304
Life Storage	6,586	729,465
LXP Industrial Trust	31,394	287,569
Pebblebrook Hotel Trust	20,315	294,771
Physicians Realty Trust	26,185	393,822
		4,299,606
Technology — 13.10%
Blackline †	2,913	174,489
Box Class A †	8,928	217,754
Coherent †	10,400	362,440
Dynatrace †	9,538	332,018
ExlService Holdings †	6,571	968,303
Guidewire Software †	4,661	287,024
MACOM Technology Solutions Holdings †	6,942	359,526
MaxLinear †	12,220	398,616
ON Semiconductor †	10,837	675,470
Paycom Software †	459	151,466
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Procore Technologies †	6,037	$ 298,711
PTC †	7,933	829,792
Q2 Holdings †	6,852	220,634
Rapid7 †	5,816	249,506
Semtech †	7,315	215,134
Silicon Laboratories †	2,948	363,901
Smartsheet Class A †	8,219	282,405
Sprout Social Class A †	2,749	166,809
SS&C Technologies Holdings	5,059	241,567
Tyler Technologies †	361	125,448
Varonis Systems †	12,092	320,680
WNS Holdings ADR †	9,937	813,244
Yelp †	11,958	405,496
Ziff Davis †	5,586	382,529
		8,842,962
Transportation — 2.95%
Allegiant Travel †	3,212	234,412
Kirby †	9,652	586,552
Knight-Swift Transportation Holdings	11,480	561,716
Werner Enterprises	16,275	611,940
		1,994,620
Utilities — 1.98%
Black Hills	10,150	687,460
Spire	10,388	647,484
		1,334,944
Total Common Stocks (cost $63,013,053)		66,451,745

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	302,279	302,279
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	302,281	302,281
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	302,281	302,281
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	302,281	302,281
Total Short-Term Investments (cost $1,209,122)		1,209,122

2    NQ-FL4 [9/22] 11/22 (2605512)

Value (US $)

Total Value of Securities—100.22% (cost $64,222,175)	67,660,867
Liabilities Net of Receivables and Other Assets—(0.22%)	(147,339)
Net Assets Applicable to 4,501,811 Shares Outstanding—100.00%	$67,513,528

†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ-FL4 [9/22] 11/22 (2605512)    3